UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04264

Name of Fund: BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2017

Date of reporting period: 08/31/2016

Item 1 – Schedule of Investments

Schedule of Investments August 31, 2016 (Unaudited)	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Commercial Services & Supplies — 0.2%
University of Southern California, 3.03%, 10/01/39	$3,200	$3,229,277
Software — 0.3%
Microsoft Corp., 3.45%, 8/08/36	3,200	3,289,872
Total Corporate Bonds — 0.5%		6,519,149
Municipal Bonds	Par (000)	Value
California — 86.8%
County/City/Special District/School District — 24.9%
Anaheim Public Financing Authority, Refunding RB, Series A, 5.00%, 5/01/39	3,750	4,539,900
Cabrillo Community College District, GO, Election of 2004, Series B (NPFGC), 5.00%, 8/01/17 (a)	18,045	18,791,522
California Infrastructure & Economic Development Bank, RB, Goodwill Industry San Joaquin, 5.85%, 9/01/37	2,985	3,018,432
California Pollution Control Financing Authority, Refunding RB, Waste Management, Inc., AMT:
Series B, 3.13%, 11/01/40 (b)	9,590	10,198,198
Series B-1, 3.00%, 11/01/25	8,000	8,517,600
Centinela Valley Union High School District, GO, Refunding, Election of 2008, Series B, 6.00%, 8/01/36	2,000	2,582,080
City & County of San Francisco California, COP, Series C, AMT, 5.25%, 3/01/33	140	164,342
City & County of San Francisco California, GO, Refunding, Series R1, 5.00%, 6/15/19	12,300	13,795,434
City of Los Angeles California, COP, Senior, Sonnenblick Del Rio West Los Angeles (AMBAC), 6.20%, 11/01/31	4,000	4,018,360
City of Los Angeles California, GO, Series B, 3.00%, 6/29/17	16,000	16,305,120
City of Martinez California, GO, Election of 2008, Series A, 5.88%, 2/01/39	6,035	6,904,885

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
City of Rancho Cordova Community Facilities District, Refunding, Sunridge Anatolia Community Facilities, Special Tax Bonds:
3.00%, 9/01/32	$900	$887,805
3.00%, 9/01/33	820	801,993
3.00%, 9/01/34	875	849,476
4.00%, 9/01/37	1,000	1,101,280
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project, 6.50%, 5/01/42	2,395	2,907,003
County of Los Angeles California, GO, 3.00%, 6/30/17	20,000	20,406,400
County of Los Angeles Redevelopment Refunding Authority, Refunding, Tax Allocation Bonds, CRA/LA Project Areas, Series A, 3.38%, 9/01/40	1,600	1,602,032
County of Orange California Water District, COP, Refunding:
5.25%, 8/15/34	12,200	13,818,696
Series A, 5.00%, 8/15/32	3,030	3,406,568
County of Riverside California, GO, 3.00%, 6/30/17	10,000	10,199,800
County of Riverside California Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/45	11,200	13,853,728
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A:
6.00%, 3/01/36	3,095	3,765,656
5.50%, 3/01/41	10,550	12,604,929
County of San Mateo California Community College District, GO, Election of 2005, Series B, 5.00%, 9/01/16 (a)	18,500	18,500,000
County of Sonoma California, Refunding RB, Pension Obligation, Series A, 6.00%, 12/01/29	1,600	1,974,176
County of Ventura California, COP, Refunding, Public Financing Authority III, 5.75%, 8/15/19 (a)	1,000	1,148,430
Elk Grove Finance Authority, Refunding, Special Tax Bonds:
3.00%, 9/01/35	2,150	2,118,331
3.13%, 9/01/36	1,275	1,267,796
5.00%, 9/01/41	8,000	9,456,960

BLACKROCK CALIFORNIA MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2016	1

Schedule of Investments (continued)	BlackRock California Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
Elk Grove Finance Authority, Refunding, Special Tax Bonds (continued):
5.00%, 9/01/46	$5,000	$5,867,850
Folsom Cordova Unified School District School Facilities Improvement, GO:
District No. 4, Election of 2012, Series B, 5.25%, 10/01/35	3,210	4,060,361
District No. 5, Election of 2014, Series A, 5.25%, 10/01/35	4,710	5,957,726
Grossmont California Healthcare District, GO, Election of 2006, Series B (a):
6.00%, 7/15/21	2,770	3,450,451
6.13%, 7/15/21	3,045	3,811,122
Long Beach Community College District, GO, Series B, 4.00%, 8/01/41 (c)	6,250	7,096,937
Los Angeles Community College District, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/19 (a)	6,250	7,215,750
Los Angeles Community College District, GO, Election of 2008, Series C, 5.25%, 8/01/39	5,410	6,296,753
Los Angeles Unified School District, GO, Refunding (NPFGC), 5.75%, 7/01/17	1,000	1,043,940
Metropolitan Water District of Southern California, GO, Refunding Series A, 5.00%, 3/01/20	7,175	8,247,088
Millbrae School District, GO, Series B-2, 6.00%, 7/01/41	2,585	3,163,213
Pittsburg Unified School District, GO, Election of 2006, Series B (AGM), 5.63%, 8/01/18 (a)	5,000	5,481,250
Riverside County Transportation Commission, Refunding RB, Limited Tax, Series A, 5.25%, 6/01/39	3,180	3,922,053
San Diego Unified School District California, GO:
Series A, 2.00%, 6/30/17	10,000	10,110,600
Series E, 3.00%, 7/01/17	5,000	5,103,400

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
San Jose California Financing Authority, LRB, Convention Center Expansion & Renovation Project, Series A, 5.75%, 5/01/42	$2,010	$2,395,257
San Leandro California Unified School District, GO, Election of 2010, Series A, 5.75%, 8/01/41	5,000	6,005,250
South San Francisco Unified School District, GO, Measure J, Series E, 4.00%, 6/15/18 (d)	6,000	6,363,600
West Contra Costa California Unified School District, GO, Election of 2010, Series A (AGM), 5.25%, 8/01/41	4,440	5,285,864

		310,385,397
Education — 6.2%
California Educational Facilities Authority, Refunding RB, Pitzer College, 6.00%, 4/01/40	2,500	2,933,350
California Infrastructure & Economic Development Bank, RB, Build America Bonds, 6.49%, 5/15/49	2,125	2,994,465
California Municipal Finance Authority, RB:
Emerson College, 6.00%, 1/01/42	7,000	8,448,930
John Adams Academy, 5.25%, 10/01/45	1,060	1,136,225
Vista Charter Middle School, 6.00%, 7/01/44	500	544,200
California State University, Refunding RB, Systemwide, Series A:
4.00%, 11/01/38	12,000	13,647,360
(AGM), 5.00%, 5/01/17 (a)	3,815	3,929,107
(AGM), 5.00%, 11/01/32	6,185	6,367,272
University of California, RB:
Build America Bonds, 6.30%, 5/15/50	3,790	4,658,630
General, Series AQ, 4.77%, 5/15/2115	1,055	1,189,470
Series AM, 5.25%, 5/15/37	3,520	4,370,009
Series AM, 5.25%, 5/15/44	11,495	14,205,751

2	BLACKROCK CALIFORNIA MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2016

Schedule of Investments (continued)	BlackRock California Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
California (continued)
Education (continued)
University of California, Refunding RB, Series AR, 5.00%, 5/15/41	$10,000	$12,464,400

		76,889,169
Health — 13.7%
ABAG Finance Authority for Nonprofit Corps., Refunding RB, Sharp Healthcare, Series B, 6.25%, 8/01/39	3,775	4,362,164
California Health Facilities Financing Authority, RB:
Adventist Health System West, Series A, 5.75%, 9/01/19 (a)	5,385	6,194,904
Children’s Hospital, Series A, 5.25%, 11/01/41	7,000	8,163,610
Scripps Health, Series A, 5.00%, 11/15/40	7,530	8,746,472
Sutter Health, Series A, 5.00%, 8/15/52	20,000	23,635,200
Sutter Health, Series A (BHAC), 5.00%, 11/15/42	10,000	10,087,600
Sutter Health, Series B, 6.00%, 8/15/42	9,680	11,581,636
California Health Facilities Financing Authority, Refunding RB:
Adventist Health System West, Series A, 3.00%, 3/01/39 (c)	2,835	2,798,400
Adventist Health System West, Series A, 4.00%, 3/01/39 (c)	4,785	5,268,572
Catholic Healthcare West, Series A, 6.00%, 7/01/29	2,075	2,361,910
Catholic Healthcare West, Series A, 6.00%, 7/01/39	6,000	6,844,980
Providence St. Joseph Health, Series A, 3.00%, 10/01/41 (c)	10,000	9,930,300
Providence St. Joseph Health, Series A, 4.00%, 10/01/47 (c)	7,670	8,553,584
Stanford Hospital, Series A-3, 5.50%, 11/15/40	12,375	15,045,277
California Statewide Communities Development Authority, RB, Series A:
Kaiser Permanente, 5.00%, 4/01/42	17,090	19,913,268

Municipal Bonds	Par (000)	Value
California (continued)
Health (continued)
California Statewide Communities Development Authority, RB, Series A (continued):
Loma Linda University Medical Center, 5.25%, 12/01/56 (e)	$10,000	$11,577,800
California Statewide Communities Development Authority, Refunding RB:
Southern California Edison Company, Series D (FGIC), 4.25%, 11/01/33 (b)	6,600	6,639,468
Trinity Health Credit Group Composite Issue, 5.00%, 12/01/41	5,000	5,888,500
Regents of the University of California Medical Center Pooled Revenue, RB, Build America Bonds, Series H, 6.40%, 5/15/31	2,925	3,889,694

		171,483,339
Housing — 0.1%
California HFA, Refunding RB, Series A, 3.85%, 8/01/31	1,500	1,524,030
State — 11.1%
Orange County Community Facilities District, Special Tax Bonds, Village of Esencia, Series A, 5.25%, 8/15/45	2,500	2,969,100
State of California, GO, Various Purposes:
Refunding, 4.00%, 9/01/17	21,470	22,220,806
Build America Bonds, 7.60%, 11/01/40	2,000	3,306,700
6.00%, 3/01/33	4,195	4,941,626
6.50%, 4/01/33	7,925	9,090,371
6.00%, 4/01/38	16,080	18,217,032
Refunding, 4.00%, 9/01/36	27,535	31,195,503
State of California Public Works Board, LRB:
Correctional Facilities Improvements, Series A, 5.00%, 9/01/39	11,635	14,098,362
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	10,000	11,459,300
Department of General Services, Buildings 8 & 9, Series A, 6.25%, 4/01/34	3,060	3,486,197

BLACKROCK CALIFORNIA MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2016	3

Schedule of Investments (continued)	BlackRock California Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
California (continued)
State (continued)
State of California Public Works Board, LRB (continued):
Various Capital Projects, Series I, 5.25%, 11/01/32	$1,115	$1,386,938
Various Capital Projects, Series I, 5.50%, 11/01/33	2,295	2,879,284
Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	1,725	2,022,407
State of California Public Works Board, Refunding LRB, Department of Correction & Rehabilitation, Series C, 5.00%, 6/01/17	11,065	11,436,895

		138,710,521
Tobacco — 6.7%
County of California Tobacco Securitization Agency, RB, Asset-Backed, Los Angeles County Securitization Corp.:
5.60%, 6/01/36	1,980	2,011,343
5.70%, 6/01/46	8,590	8,726,152
County of California Tobacco Securitization Agency, Refunding RB:
Asset-Backed, Merced County, Series A, 5.13%, 6/01/38	1,000	1,000,040
Asset-Backed, Merced County, Series A, 5.25%, 6/01/45	1,085	1,086,085
Asset-Backed, Sonoma County, 5.13%, 6/01/38	100	100,007
Asset-Backed, Sonoma County, 5.25%, 6/01/45	115	115,005
Golden Gate Tobacco Funding Corp., Series A, 5.00%, 6/01/36	2,410	2,410,434
Golden Gate Tobacco Funding Corp., Series A, 5.00%, 6/01/47	2,595	2,592,768
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed:
Senior, Series A-1, 5.75%, 6/01/47	17,000	17,374,340
Series A, 5.00%, 6/01/45	25,750	31,208,227
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1:
5.00%, 6/01/37	7,350	7,350,294

Municipal Bonds	Par (000)	Value
California (continued)
Tobacco (continued)
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1 (continued):
5.13%, 6/01/46	$10,000	$10,000,300

		83,974,995
Transportation — 10.1%
Bay Area Toll Authority, RB, Build America Bonds, San Francisco Toll Bridge, Series S-1, 7.04%, 4/01/50	2,000	3,273,340
Bay Area Toll Authority, Refunding RB, San Francisco Toll Bridge, Series F-1, 5.50%, 4/01/18 (a)	13,000	14,007,630
Burbank-Glendale-Pasadena California Airport Authority, ARB, Series B, 5.56%, 7/01/32	1,000	1,161,860
City & County of San Francisco California Airports Commission, ARB:
Series E, 6.00%, 5/01/39	5,150	5,861,009
Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.10%, 1/01/20	880	884,048
City & County of San Francisco California Airports Commission, Refunding ARB, AMT, Series A:
2nd, 5.25%, 5/01/33	1,645	1,947,762
5.00%, 5/01/40	4,315	5,053,383
City of Long Beach California Harbor Revenue, RB, Series D, 5.00%, 5/15/39	3,000	3,672,750
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A:
5.00%, 5/15/34	8,600	9,623,056
5.00%, 5/15/40	11,690	13,281,126
City of Los Angeles Department of Airports, RB, AMT, Series A, 5.00%, 5/15/33	1,000	1,229,720
City of San Francisco Municipal Transportation Agency, RB, 5.00%, 3/01/44	5,000	6,020,550
City of San Jose California, Refunding ARB, Series A-1, AMT:
5.75%, 3/01/34	6,665	7,878,363
6.25%, 3/01/34	2,450	2,949,065

4	BLACKROCK CALIFORNIA MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2016

Schedule of Investments (continued)	BlackRock California Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
California (continued)
Transportation (continued)
City of San Jose California, Refunding RB, Series A (AMBAC), 5.00%, 3/01/37	$10,000	$10,193,300
County of Orange California, ARB, Series B, 5.75%, 7/01/34	3,000	3,129,900
County of Sacramento California, ARB:
Senior Series B, 5.75%, 7/01/39	1,600	1,741,536
Senior Series B, AMT (AGM), 5.75%, 7/01/28	13,020	14,174,223
Subordinated & Passenger Facility Charges/Grant, Series C (AGC), 5.75%, 7/01/39	3,150	3,433,500
Port of Oakland California, Refunding RB, Senior Lien, Series P, AMT, 4.50%, 5/01/32	12,000	13,503,480
Santa Clara Valley Transportation Authority, RB, Build America Bonds, Series A, 5.88%, 4/01/32	2,355	3,032,228

		126,051,829
Utilities — 14.0%
City & County of San Francisco Public Utilities Commission Wastewater Revenue, RB, Green Bonds, Series A:
4.00%, 10/01/39	10,295	11,731,152
4.00%, 10/01/40	5,000	5,688,700
City of Los Angeles California Department of Water & Power, RB:
Build America Bonds, 6.60%, 7/01/50	3,000	4,782,870
Build America Bonds, Series D, 6.57%, 7/01/45	1,500	2,337,540
Power System, Series A, 5.00%, 7/01/46	6,840	8,454,308
Power System, Sub-Series A-1, 5.25%, 7/01/38	5,270	5,695,447
City of Los Angeles California Department of Water & Power, Refunding RB, Series A, 5.25%, 7/01/39	8,000	9,412,160
City of Los Angeles California Wastewater System Revenue, Refunding RB, Series A, 5.38%, 6/01/39	5,060	5,688,756

Municipal Bonds	Par (000)	Value
California (continued)
Utilities (continued)
City of Petaluma California Wastewater, Refunding RB, 6.00%, 5/01/36	$5,625	$6,791,738
City of San Francisco California Public Utilities Commission Water Revenue, RB, Series B, 5.00%, 11/01/39	13,000	14,649,180
City of San Juan California Water District, COP, Series A, 6.00%, 2/01/39	5,700	6,440,658
County of Los Angeles California, Sanitation Districts Financing Authority, Refunding RB, Series A, Capital Projects, 5.00%, 10/01/34	6,065	7,501,192
County of Orange California Sanitation District, COP, Series B (AGM), 5.00%, 2/01/17 (a)	8,015	8,163,518
County of Sacramento California Sanitation Districts Financing Authority, RB, (NPFGC), 5.00%, 12/01/36	2,890	2,901,155
County of San Diego California Water Authority Financing Corp., Refunding RB, Series B, 5.00%, 5/01/37	2,175	2,728,494
Dublin-San Ramon Services District Water, Refunding RB, 5.50%, 8/01/36	4,235	4,961,514
East Bay Municipal Utility District Water System Revenue, Refunding RB:
Series A (NPFGC), 5.00%, 6/01/17 (a)	10,100	10,442,895
Series B, 5.00%, 6/01/17	10,000	10,339,200
Metropolitan Water District of Southern California, Refunding RB, Series A, 5.00%, 10/01/35	5,000	6,011,900
Northern California Power Agency, RB, Build America Bonds, Series B, 7.31%, 6/01/40	2,150	2,921,012
San Diego Public Facilities Financing Authority Sewer, Refunding RB, Senior Series A, 5.25%, 5/15/19 (a)	10,000	11,238,800
Tuolumne Wind Project Authority, RB, Tuolumne Co. Project, Series A, 5.88%, 1/01/29	6,395	7,120,001

BLACKROCK CALIFORNIA MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2016	5

Schedule of Investments (continued)	BlackRock California Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
California (continued)
Utilities (continued)
Vista Joint Powers Financing Authority, Refunding LRB, Lease, 5.25%, 5/01/37	$15,000	$18,725,700

		174,727,890
Total Municipal Bonds in California		1,083,747,170
Puerto Rico — 1.2%
State — 0.3%
Commonwealth of Puerto Rico, GO, Refunding, Series A, 8.00%, 7/01/35 (f)(g)	3,820	2,497,325
Commonwealth of Puerto Rico, GO, Series A, 6.00%, 7/01/38	1,630	1,004,488

		3,501,813
Tobacco — 0.5%
Children’s Trust Fund Tobacco Settlement, Refunding RB, Asset-Backed:
5.50%, 5/15/39	1,590	1,601,909
5.63%, 5/15/43	4,940	4,884,326

		6,486,235
Utilities — 0.4%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 6.00%, 7/01/44	3,520	2,547,494
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A:
6.13%, 7/01/24	665	494,873
6.00%, 7/01/38	2,300	1,673,411

		4,715,778
Total Municipal Bonds in Puerto Rico		14,703,826
Total Municipal Bonds — 88.0%		1,098,450,996

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value
California — 14.8%
County/City/Special District/School District — 2.8%
California Health Facilities Financing Authority, RB, Sutter Health, Series A, 5.00%, 11/15/41	$20,000	$24,605,600
Chabot-Las Positas Community College District, GO, Refunding, 4.00%, 8/01/37	9,190	10,471,913

		35,077,513
Education — 6.6%
California State University, Refunding RB, Systemwide, Series A:
4.00%, 11/01/34	29,175	33,478,292
5.00%, 11/01/45	11,650	14,499,241
University of California, Refunding RB:
Series A, 5.00%, 11/01/43	16,000	19,940,960
Series AR, 5.00%, 5/15/46	12,000	14,933,520

		82,852,013
Health — 3.0%
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series LSeries LSeries L, 5.00%, 5/15/47	30,070	37,029,100
State — 1.3%
State of California, GO, Refunding Various Purposes, 4.00%, 9/01/34	13,790	15,728,736
Transportation — 1.1%
County of San Diego Regional Transportation Commission, Refunding RB, Series A, 5.00%, 4/01/48	11,490	14,278,393
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 14.8%		184,965,755
Total Long-Term Investments (Cost — $1,218,700,567) — 103.3%		1,289,935,900

6	BLACKROCK CALIFORNIA MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2016

Schedule of Investments (continued)	BlackRock California Municipal Opportunities Fund

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.41% (i)(j)	42,769,845	$42,769,845
Total Short-Term Securities (Cost — $42,769,845) — 3.4%		42,769,845

Value
Total Investments (Cost — $1,261,470,412*) — 106.7%	$1,332,705,745
Liabilities in Excess of Other Assets — (0.6)%	(6,662,149)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (6.1)%	(76,757,515)

Net Assets — 100.0%	$1,249,286,081

*	As of August 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,185,791,093

Gross unrealized appreciation	$71,334,797
Gross unrealized depreciation	(1,105,133)

Net unrealized appreciation	$70,229,664

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Variable rate security. Rate as of period end.

(c)	When-issued security.

(d)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Non-income producing security.

(g)	Issuer filed for bankruptcy and/or is in default.

(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(i)	During the period ended August 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2016	Net Activity	Shares Held at August 31, 2016	Value at August 31, 2016	Income
BlackRock Liquidity Funds, MuniCash, Institutional Class	94,833,083	(52,063,238)	42,769,845	$42,769,845	$30,080

(j)	Current yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK CALIFORNIA MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2016	7

Schedule of Investments (continued)	BlackRock California Municipal Opportunities Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(192)	5-Year U.S. Treasury Note	December 2016	$23,280,000	$35,733
(780)	10-Year U.S. Treasury Note	December 2016	$102,119,063	238,101
(600)	Long U.S. Treasury Bond	December 2016	$102,225,000	129,255
(211)	Ultra U.S. Treasury Bond	December 2016	$39,555,906	(144,047)
Total				$259,042

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
FGIC	National Public Finance Guarantee Corp. (replace with NPFGC)
GO	General Obligation Bonds
HFA	Housing Finance Agency
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

8	BLACKROCK CALIFORNIA MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2016

Schedule of Investments (continued)	BlackRock California Municipal Opportunities Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$1,289,935,900	—	$1,289,935,900
Short-Term Securities	$42,769,845	—	—	42,769,845

Total	$42,769,845	$1,289,935,900	—	$1,332,705,745

Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$403,089	—	—	$403,089
Liabilities:
Interest rate contracts	(144,047)	—	—	(144,047)

Total	$259,042	—	—	$259,042

[1] See above Schedule of Investments for values in each sector.
[2] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK CALIFORNIA MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2016	9

Schedule of Investments (concluded)	BlackRock California Municipal Opportunities Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$4,483,900	—	—	$4,483,900
Liabilities:
TOB Trust Certificates	—	$(76,684,988)	—	(76,684,988)

Total	$4,483,900	$(76,684,988)	—	$(72,201,088)

During the period ended August 31, 2016, there were no transfers between levels.

10	BLACKROCK CALIFORNIA MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2016

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust

Date:	October 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust

Date:	October 21, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust

Date:	October 21, 2016